Operating Leases - Summary of Maturity Analysis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due [Abstract]
2020		¥ 45,937
2021	¥ 81,421	17,114
2022	69,726	6,708
2023	38,476	790
2024	14,807
2025	7,176
Less: imputed interest	(24,090)	(6,115)
Total	¥ 187,516	¥ 64,434